Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Commercial (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Loans, 90 days or more past due and still accruing	$ 11,858	$ 14,380
Total Commercial [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Loans, 90 days or more past due and still accruing	29	32
Total consumer PCI loans (carrying value)	677	712
Commercial and Industrial Loans [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Loans, 90 days or more past due and still accruing	0	0
Total consumer PCI loans (carrying value)	237	78
Commercial Real Estate Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Loans, 90 days or more past due and still accruing	20	30
Total consumer PCI loans (carrying value)	383	542
Commercial Real Estate Construction [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Loans, 90 days or more past due and still accruing	9	2
Total consumer PCI loans (carrying value)	57	92
Financing Receivables, 1 to 29 Days Past Due [Member] | Total Commercial [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	636	678
Financing Receivables, 1 to 29 Days Past Due [Member] | Commercial and Industrial Loans [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	235	78
Financing Receivables, 1 to 29 Days Past Due [Member] | Commercial Real Estate Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	353	510
Financing Receivables, 1 to 29 Days Past Due [Member] | Commercial Real Estate Construction [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	48	90
30-89 days past due and still accruing [Member] | Total Commercial [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	12	2
30-89 days past due and still accruing [Member] | Commercial and Industrial Loans [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	2	0
30-89 days past due and still accruing [Member] | Commercial Real Estate Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	10	2
30-89 days past due and still accruing [Member] | Commercial Real Estate Construction [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	$ 0	$ 0